Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table is a demonstration of the relationship between the compensation that the Company has paid to its CEO, William Zartler, the compensation paid to the other named executive officers, and certain financial metrics, for the fiscal years 2020, 2021, and 2022.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On:		Net Income
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	$2,369,923	$3,641,936	$1,072,276	$1,813,309	$82	$113	$33,512,000
2021	$1,715,000	$1,821,014	$1,180,083	$1,403,387	$52	$70	($1,260,000)
2020	$1,113,144	$768,973	$1,156,396	$936,846	$62	$58	($51,093,000)

(1)
Mr. Zartler was the PEO for all three years in this table. Amounts deducted from Mr. Zartler’s Summary Compensation Table (“SCT”) to calculate the Compensation Actually Paid (“CAP”) for the PEO for 2022, 2021, and 2020 include $1,750,000, $1,250,000, and $530,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) the SCT for the years 2022, 2021, and 2020 include: $2,210,875, $688,032, and $407,000, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $884,146, $590,488 and $353,330, respectively, for the vesting date fair value of previously awarded restricted stock; $293,036, ($106,002) and ($390,669), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and ($366,043), $183,496, and ($113,332), respectively, for the change in fair value of previously restricted stock that vested during the respective year. For Fiscal Years 2020 and 2021, the CAP for Mr. Zartler does not include any adjustments in respect of equity awards from 2017 or 2018. Mr. Zartler was not the PEO for the Company during Fiscal Year 2017 and did not receive any equity based awards in 2018.

(2)
For 2022, Mr. Ramachandran, Mr. Price, Mr. Powell, and Ms. Durrett were the Non-PEO NEOs. For 2021 and 2020, Mr. Ramachandran and Mr. Price were the Non-PEO NEOs. Amounts deducted from Mr. Ramachandran’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $762,744, $700,000, and $636,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Ramachandran’s SCT for the years 2022, 2021, and 2020 include: $963,617, $385,297, and $488,400, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $619,923, $472,400 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $200,150, ($95,400) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $21,491, $146,800, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Price’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $552,930, $500,000, and $477,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Price’s SCT for the years 2022, 2021, and 2020 include: $698,546, $275,211, and $366,300, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $509,652, $413,350 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $195,031 ($79,500) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $188,669, $128,450, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Powell’s SCT to calculate the average CAP attributable to him for 2022 was $336,550 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Mr. Powell’s SCT for the year 2022 include: $425,183 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $97,448 for the vesting date fair value of previously awarded restricted stock; $37,031 for the change in fair value of previously awarded restricted stock that remains outstanding; and $36,075 for the change in fair value of previously restricted stock that vested during 2022. Amounts deducted from Ms. Durrett’s SCT to calculate the average CAP attributable to her for 2022 was $375,000 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Ms. Durett’s SCT for the year 2022 include: $473,760 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $309,962 for the vesting date fair value of previously awarded restricted stock; $100,075 for the change in fair value of previously awarded restricted stock that remains outstanding; and $114,745 for the change in fair value of previously restricted stock that vested during 2022.

(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Oilfield Service Index. See Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company's Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name
Named Executive Officers, Footnote [Text Block]
(2)
For 2022, Mr. Ramachandran, Mr. Price, Mr. Powell, and Ms. Durrett were the Non-PEO NEOs. For 2021 and 2020, Mr. Ramachandran and Mr. Price were the Non-PEO NEOs. Amounts deducted from Mr. Ramachandran’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $762,744, $700,000, and $636,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Ramachandran’s SCT for the years 2022, 2021, and 2020 include: $963,617, $385,297, and $488,400, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $619,923, $472,400 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $200,150, ($95,400) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $21,491, $146,800, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Price’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $552,930, $500,000, and $477,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Price’s SCT for the years 2022, 2021, and 2020 include: $698,546, $275,211, and $366,300, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $509,652, $413,350 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $195,031 ($79,500) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $188,669, $128,450, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Powell’s SCT to calculate the average CAP attributable to him for 2022 was $336,550 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Mr. Powell’s SCT for the year 2022 include: $425,183 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $97,448 for the vesting date fair value of previously awarded restricted stock; $37,031 for the change in fair value of previously awarded restricted stock that remains outstanding; and $36,075 for the change in fair value of previously restricted stock that vested during 2022. Amounts deducted from Ms. Durrett’s SCT to calculate the average CAP attributable to her for 2022 was $375,000 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Ms. Durett’s SCT for the year 2022 include: $473,760 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $309,962 for the vesting date fair value of previously awarded restricted stock; $100,075 for the change in fair value of previously awarded restricted stock that remains outstanding; and $114,745 for the change in fair value of previously restricted stock that vested during 2022.

Peer Group Issuers, Footnote [Text Block]
(3)
Peer Group Total Shareholder Return (“TSR”) is calculated based on the Oilfield Service Index. See Part II, Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of the Company's Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 2,369,923	$ 1,715,000	$ 1,113,144
PEO Actually Paid Compensation Amount	$ 3,641,936	1,821,014	768,973
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. Zartler was the PEO for all three years in this table. Amounts deducted from Mr. Zartler’s Summary Compensation Table (“SCT”) to calculate the Compensation Actually Paid (“CAP”) for the PEO for 2022, 2021, and 2020 include $1,750,000, $1,250,000, and $530,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) the SCT for the years 2022, 2021, and 2020 include: $2,210,875, $688,032, and $407,000, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $884,146, $590,488 and $353,330, respectively, for the vesting date fair value of previously awarded restricted stock; $293,036, ($106,002) and ($390,669), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and ($366,043), $183,496, and ($113,332), respectively, for the change in fair value of previously restricted stock that vested during the respective year. For Fiscal Years 2020 and 2021, the CAP for Mr. Zartler does not include any adjustments in respect of equity awards from 2017 or 2018. Mr. Zartler was not the PEO for the Company during Fiscal Year 2017 and did not receive any equity based awards in 2018.

Non-PEO NEO Average Total Compensation Amount	$ 1,072,276	1,180,083	1,156,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,813,309	1,403,387	936,846
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For 2022, Mr. Ramachandran, Mr. Price, Mr. Powell, and Ms. Durrett were the Non-PEO NEOs. For 2021 and 2020, Mr. Ramachandran and Mr. Price were the Non-PEO NEOs. Amounts deducted from Mr. Ramachandran’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $762,744, $700,000, and $636,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Ramachandran’s SCT for the years 2022, 2021, and 2020 include: $963,617, $385,297, and $488,400, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $619,923, $472,400 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $200,150, ($95,400) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $21,491, $146,800, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Price’s SCT to calculate the average CAP attributable to him for 2022, 2021, and 2020 include $552,930, $500,000, and $477,000, respectively, for the grant date fair value of equity awards for those years. Amounts added to (subtracted from) Mr. Price’s SCT for the years 2022, 2021, and 2020 include: $698,546, $275,211, and $366,300, respectively, for the fair value of restricted stock granted during those years that remain outstanding as of the end of the respective fiscal years; $509,652, $413,350 and $212,000, respectively, for the vesting date fair value of previously awarded restricted stock; $195,031 ($79,500) and ($234,400), respectively, for the change in fair value of previously awarded restricted stock that remains outstanding; and $188,669, $128,450, and ($68,000), respectively, for the change in fair value of previously restricted stock that vested during the respective year. Amounts deducted from Mr. Powell’s SCT to calculate the average CAP attributable to him for 2022 was $336,550 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Mr. Powell’s SCT for the year 2022 include: $425,183 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $97,448 for the vesting date fair value of previously awarded restricted stock; $37,031 for the change in fair value of previously awarded restricted stock that remains outstanding; and $36,075 for the change in fair value of previously restricted stock that vested during 2022. Amounts deducted from Ms. Durrett’s SCT to calculate the average CAP attributable to her for 2022 was $375,000 for the grant date fair value of equity awards for 2022. Amounts added to (subtracted from) Ms. Durett’s SCT for the year 2022 include: $473,760 for the fair value of restricted stock granted during 2022 that remains outstanding as of the end of the fiscal year; $309,962 for the vesting date fair value of previously awarded restricted stock; $100,075 for the change in fair value of previously awarded restricted stock that remains outstanding; and $114,745 for the change in fair value of previously restricted stock that vested during 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEO also drove the increase in the Company’s Total Shareholder Return (TSR) in 2022 versus 2021 and 2020. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEO and non-PEO’s is largely driven by cash generation of the business as measured by EBITDA, as well as specific metrics set by the Compensation Committee, including system utilization and enhancing the overall return profile of the Company. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
The increase in the Company’s stock price that contributed to the increased compensation actually paid to the PEO also drove the increase in the Company’s Total Shareholder Return (TSR) in 2022 versus 2021 and 2020. While the Compensation Committee considers TSR when evaluating total compensation, compensation for the PEO and non-PEO’s is largely driven by cash generation of the business as measured by EBITDA, as well as specific metrics set by the Compensation Committee, including system utilization and enhancing the overall return profile of the Company. Given the capital intensity of the business, we do not use net income as a proxy for the overall performance of the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
We did not include a “Company-Selected Measure” (as described in Item 402(v)) in the Pay Versus Performance table because the most important financial measure used by us to link compensation actually paid to our NEOs to company performance is TSR, which is already required to be disclosed in the table.

Tabular List [Table Text Block]	Tabular List The following list represents the most important financial performance measure used by us to link compensation actually paid to our NEOs to company performance.
TSR

Total Shareholder Return Amount	$ 82	52	62
Peer Group Total Shareholder Return Amount	113	70	58
Net Income (Loss)	$ 33,512,000	(1,260,000)	(51,093,000)
PEO Name	Mr. Zartler
PEO [Member] | Adjustment for Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,750,000	1,250,000	530,000
PEO [Member] | Adjustment for Fair Value of Restricted Stock Granted During those Years that Remain Outstanding As of End of Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,210,875	688,032	407,000
PEO [Member] | Adjustment for Vesting Date Fair Value of Previously Awarded Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	884,146	590,488	353,330
PEO [Member] | Adjustment for Change in Fair Value of Previously Awarded Restricted Stock that Remains Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	293,036	(106,002)	(390,669)
PEO [Member] | Adjustment for Change in Fair Value of Previously Restricted Stock that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (366,043)	183,496	(113,332)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Non-PEO NEO [Member] | Mr Ramachandran [Member] | Adjustment for Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 762,744	700,000	636,000
Non-PEO NEO [Member] | Mr Ramachandran [Member] | Adjustment for Fair Value of Restricted Stock Granted During those Years that Remain Outstanding As of End of Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	963,617	385,297	488,400
Non-PEO NEO [Member] | Mr Ramachandran [Member] | Adjustment for Vesting Date Fair Value of Previously Awarded Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	619,923	472,400	212,000
Non-PEO NEO [Member] | Mr Ramachandran [Member] | Adjustment for Change in Fair Value of Previously Awarded Restricted Stock that Remains Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	200,150	(95,400)	(234,400)
Non-PEO NEO [Member] | Mr Ramachandran [Member] | Adjustment for Change in Fair Value of Previously Restricted Stock that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,491	146,800	(68,000)
Non-PEO NEO [Member] | Mr Kelly [Member] | Adjustment for Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	552,930	500,000	477,000
Non-PEO NEO [Member] | Mr Kelly [Member] | Adjustment for Fair Value of Restricted Stock Granted During those Years that Remain Outstanding As of End of Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	698,546	275,211	366,300
Non-PEO NEO [Member] | Mr Kelly [Member] | Adjustment for Vesting Date Fair Value of Previously Awarded Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	509,652	413,350	212,000
Non-PEO NEO [Member] | Mr Kelly [Member] | Adjustment for Change in Fair Value of Previously Awarded Restricted Stock that Remains Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,031	(79,500)	(234,400)
Non-PEO NEO [Member] | Mr Kelly [Member] | Adjustment for Change in Fair Value of Previously Restricted Stock that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,669	$ 128,450	$ (68,000)
Non-PEO NEO [Member] | Mr Powell [Member] | Adjustment for Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	336,550
Non-PEO NEO [Member] | Mr Powell [Member] | Adjustment for Fair Value of Restricted Stock Granted During those Years that Remain Outstanding As of End of Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	425,183
Non-PEO NEO [Member] | Mr Powell [Member] | Adjustment for Vesting Date Fair Value of Previously Awarded Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,448
Non-PEO NEO [Member] | Mr Powell [Member] | Adjustment for Change in Fair Value of Previously Awarded Restricted Stock that Remains Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,031
Non-PEO NEO [Member] | Mr Powell [Member] | Adjustment for Change in Fair Value of Previously Restricted Stock that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,075
Non-PEO NEO [Member] | Ms Durrett [Member] | Adjustment for Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,000
Non-PEO NEO [Member] | Ms Durrett [Member] | Adjustment for Fair Value of Restricted Stock Granted During those Years that Remain Outstanding As of End of Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	473,760
Non-PEO NEO [Member] | Ms Durrett [Member] | Adjustment for Vesting Date Fair Value of Previously Awarded Restricted Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,962
Non-PEO NEO [Member] | Ms Durrett [Member] | Adjustment for Change in Fair Value of Previously Awarded Restricted Stock that Remains Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	100,075
Non-PEO NEO [Member] | Ms Durrett [Member] | Adjustment for Change in Fair Value of Previously Restricted Stock that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 114,745